Segmented information (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of property and equipment by geographic segment	Property and equipment of the Company are located as follows:
	June 30, 2025	December 31, 2024
United States	$2,240	$2,393
Europe	285	212
Asia/Pacific	244	306
	$2,769	$2,911

Schedule of sales to major customers

A summary of sales to major customers that exceeded 10% of total sales during each period are as follows:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2025	2024	2025	2024

Customer A	$1,435	$1,631	$3,848	$2,109
Customer B	337	329	672	408
	$1,772	$1,960	$4,520	$2,517